Basic and Diluted Net Loss per Share	12 Months Ended
Dec. 31, 2022
Basic and Diluted Net Loss per Share
Basic and Diluted Net Loss per Share

18.  Basic and Diluted Net Loss per Share

Basic and diluted loss per share have been calculated in accordance with ASC 260 on computation of earnings (loss) per share for each of the year ended December 31, 2020, 2021 and 2022 are calculated as follows:

	Year Ended December 31,
	2020	2021	2022
	US$	US$	US$
Basic and diluted net loss per share calculation
Numerator:
Net loss attributable to Tuya Inc.’s ordinary shareholders, basic and diluted	(66,912)	(175,424)	(146,175)
Denominator:
Weighted-average ordinary shares outstanding, basic and diluted	221,980,000	489,149,533	553,527,529
Net loss per share attributable to ordinary shareholders:
Basic	(0.30)	(0.36)	(0.26)
Diluted	(0.30)	(0.36)	(0.26)

The following ordinary shares equivalent were excluded from the computation of diluted net loss per ordinary share for the periods presented because including them would have had an anti-dilutive effect:

	As of December 31,
	2020	2021	2022
Preferred Shares-weighted shares	278,163,799	—	—
Share option and RSU-weighted shares	44,743,156	61,989,697	65,349,350